UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter      June 30, 2008
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Headstream Asset Management LP
           -------------------------------------
Address:   5949 Sherry Lane
           -------------------------------------
           Suite 1735
           -------------------------------------
           Dallas, TX 75225
           -------------------------------------

Form 13F File Number:  028-12432
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William C. Ward
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     214-378-6303
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ William C. Ward           Dallas, TX            8/14/2008
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           69
Total:
                                      --------------

Form 13F Information Table value     $    90,369
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
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

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COLUMN 1                      COLUMN 2        COLUMN 3      COLUMN 4                COLUMN 5   COLUMN 6    COLUMN 7   COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF        CUSIP          VALUE       SHS OR     SH/  PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                 CLASS                        (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MGRS   SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
***A-POWER ENERGY GENERATION  COM             G04136100          267      10,000    SH                     SOLE              10,000
***CANADIAN SOLAR INC         COM             136635109        1,809      45,000    SH                     SOLE              45,000
***JINPAN INTERNATIONAL LTD   ORD             G5138L100        2,377      65,000    SH                     SOLE              65,000
***Oceanfreight Inc           SHS             Y64202107        1,738      75,000    SH                     SOLE              75,000
***SILICOM LTD                ORD             M84116108        1,330     200,000    SH                     SOLE             200,000
***TRINA SOLAR LTD            SPON ADR        89628E104        1,992      65,000    SH                     SOLE              65,000
ADEPT TECHNOLOGY INC NEW      COM NEW         006854202          352      36,500    SH                     SOLE              36,500
AEHR TEST SYSTEMS             COM             00760J108        2,126     275,000    SH                     SOLE             275,000
AIR T INC                     COM             009207101          452      45,000    SH                     SOLE              45,000
ALMOST FAMILY INC             COM             020409108        1,995      75,000    SH                     SOLE              75,000
ALTRA HLDGS INC               COM             02208R106          925      55,000    SH                     SOLE              55,000
AMERICAN PHYSICIAN SERVICE    COM             028882108        1,870      85,000    SH                     SOLE              85,000
AMPCO PITTSBURGH CORP         COM             032037103        1,049      23,583    SH                     SOLE              23,583
APPLIANCE RECYCLING CENTERS OFCOM NEW         03814F205        1,195     165,000    SH                     SOLE             165,000
ATRION CORP                   COM             049904105        1,006      10,500    SH                     SOLE              10,500
BMB MUNAI INC                 COM             09656A105        1,485     250,000    SH                     SOLE             250,000
BOLT TECHNOLOGY CORP          COM             097698104        2,821     125,000    SH                     SOLE             125,000
CAI INTERNATIONAL INC COM     COM             12477X106          870      50,000    SH                     SOLE              50,000
CAL-MAINE FOODS INC NEW       COM NEW         128030202        2,639      80,000    SH                     SOLE              80,000
CAMDEN NATL CORP              COM             133034108        1,106      47,500    SH                     SOLE              47,500
CARACO PHARMACEUTICAL         COM             14075T107        1,650     125,000    SH                     SOLE             125,000
CHART INDUSTRIES INC          COM             16115Q308        2,432      50,000    SH                     SOLE              50,000
CHASE CORP                    COM             16150R104          756      40,000    SH                     SOLE              40,000
CIBER INC                     COM             17163B102          683     110,000    SH                     SOLE             110,000
CORVEL CORP                   COM             221006109        1,524      45,000    SH                     SOLE              45,000
CYNOSURE INC                  CL A            232577205        1,833      92,500    SH                     SOLE              92,500
DATA I/O CORP                 COM             237690102        1,508     260,000    SH                     SOLE             260,000
DIGITAL RECORDER INC          COM             23330F109          619     225,000    SH                     SOLE             225,000
DYNACQ INTL INC               COM             26779V105        1,996     315,000    SH                     SOLE             315,000
EASYLINK SERVICES             CL A            277858106        1,268     375,000    SH                     SOLE             375,000
EBIX.COM INC                  COM NEW         278715206        4,080      52,500    SH                     SOLE              52,500
HHGREGG INC                   COM             42833L108        1,550     155,000    SH                     SOLE             155,000
IMAGE SENSING SYS INC         COM             45244C104          809      62,835    SH                     SOLE              62,835
INDUSTRIAL SVCS AMER INC FLA  COM             456314103          637      40,000    SH                     SOLE              40,000
INNOTRAC CORPORATION          COM             45767M109          750     205,000    SH                     SOLE             205,000
ITERIS INC                    COM             46564T107          620     245,000    SH                     SOLE             245,000
K TRON INTL INC               COM             482730108          871       6,720    SH                     SOLE               6,720
KEWAUNEE SCIENTIFIC EQUIP     COM             492854104          130      12,000    SH                     SOLE              12,000
KEY TRONIC CORP               COM             493144109          737     210,000    SH                     SOLE             210,000
KOPPERS HLDGS INC             COM             50060P106        1,675      40,000    SH                     SOLE              40,000
LINN ENERGY LLC               UNIT LTD LIAB   536020100        1,367      55,000    SH                     SOLE              55,000
METALICO INC                  COM             591176102        2,978     170,000    SH                     SOLE             170,000
NATURAL GAS SERVICES GROUP    COM             63886Q109          457      15,000    SH                     SOLE              15,000
NETSOL TECHNOLOGIES INC NEW   COM NEW         64115A204        1,006     390,000    SH                     SOLE             390,000
NEW ORIENTAL ENERGY & CHEM CRPCOM             64758A107        1,858     350,000    SH                     SOLE             350,000
OYO GEOSPACE                  COM             671074102        1,179      20,000    SH                     SOLE              20,000
PC MALL INC                   COM             69323K100        2,102     155,000    SH                     SOLE             155,000
Q E P INC                     COM             74727K102          635     113,059    SH                     SOLE             113,059
QUESTOR PHARMACEUTICALS INC   COM             74835Y101          418      90,000    SH                     SOLE              90,000
RF INDS LTD                   COM             749552105          486      65,000    SH                     SOLE              65,000
SENSIENT TECHNOLOGIES CORP    COM             81725T100        1,901      67,500    SH                     SOLE              67,500
SERVOTRONICS INC DEL          COM             817732100        1,500     100,000    SH                     SOLE             100,000
SHENGDA TECH INC              COM             823213103        2,234     225,000    SH                     SOLE             225,000
SILVERLEAF RESORTS INC        COM             828395103          416     185,000    SH                     SOLE             185,000
SMITH & WESSON HLDG CORP      COM             831756101          391      75,000    SH                     SOLE              75,000
SOUTHERN MO BANCORP INC       COM             843380106          519      33,500    SH                     SOLE              33,500
SPARTAN STORES INC            COM             846822104        1,955      85,000    SH                     SOLE              85,000
SUTRON CORP                   COM             869380105          614      82,000    SH                     SOLE              82,000
SYNERGETICS USA INC           COM             87160G107          263     100,000    SH                     SOLE             100,000
TBS INTERNATIONAL LIMITED CL ACOM CL A        G86975151        1,199      30,000    SH                     SOLE              30,000
TELECOMMUNCATIONS SYSTEMS INC CL A            87929J103          972     210,000    SH                     SOLE             210,000
UNIVERSAL POWER GROUP INC     COM             913788105          836     190,000    SH                     SOLE             190,000
VALASSIS COMMUNICATIONS INC   COM             918866104        2,379     190,000    SH                     SOLE             190,000
VALPEY FISHER CORP            COM             920344108          354      87,500    SH                     SOLE              87,500
VERSANT CORPORATION           COM NEW         925284309        2,265      86,476    SH                     SOLE              86,476
VOLCOM INC                    COM             92864N101        2,154      90,000    SH                     SOLE              90,000
VSE CORP                      COM             918284100        1,925      70,000    SH                     SOLE              70,000
WEGENER CORP                  COM             948585104           34      29,700    SH                     SOLE              29,700
WVS FINL CORP                 COM             929358109          442      27,830    SH                     SOLE              27,830

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